Receivables and Inventories Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables And Inventories [Abstract]
Schedule of Receivables
Receivables at December 31, 2014 and 2013 consisted of the following (in millions):

	2014	2013
Trade receivables	$1,415	$1,278
Tax receivables	15	16
Other receivables	19	32
Allowance for doubtful accounts	(14)	(13)
Total Receivables, Net	$1,435	$1,313

Schedule of Inventory, Current
Components of inventories were as follows (in millions):

	March 31, 2015	December 31, 2014
Domestic crude oil and refined products	$2,219	$1,930
Foreign subsidiary crude oil	134	351
Other inventories	179	158
Total Inventories	$2,532	$2,439

Components of inventories at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Domestic crude oil and refined products	$1,930	$1,847
Foreign subsidiary crude oil	351	523
Materials and supplies	120	117
Oxygenates and by-products	36	63
Merchandise	2	15
Total Inventories	$2,439	$2,565